Expense Example - FidelityMegaCapStockFund-RetailPRO - FidelityMegaCapStockFund-RetailPRO - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund	Aug. 29, 2024 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738